Commitments And Contingencies (Tables)	12 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Annual Payments Under Noncancelable Leases
Future minimum annual payments under noncancelable leases with initial or remaining noncancelable lease terms in excess of one year as of September 30, 2020 were as follows (in thousands):

	Capital	Financing	Operating
2021	$1,635	$776	$2,646
2022	1,522	787	2,555
2023	1,118	806	2,355
2024	735	826	1,974
2025	598	846	1,569
Thereafter	2,191	3,823	3,397

Total payments	$7,799	$7,864	$14,496

Less amount representing interest	(3,843)

Present value of minimum capital lease payments	$3,956